Cash Held in Trust Account (Details) - USD ($)		12 Months Ended
	Oct. 14, 2016	Dec. 31, 2017	Dec. 31, 2016
Cash Held in Trust Account
Proceeds from issuance of Private Placement Warrants			$ 8,200,000
IPO and Over-Allotment Option
Cash Held in Trust Account
Gross proceeds from sale of units	$ 310,000,000	$ 310,000,000
Private Placement
Cash Held in Trust Account
Gross proceeds from sale of units	8,200,000
Proceeds from issuance of Private Placement Warrants	8,200,000	8,200,000
IPO
Cash Held in Trust Account
Gross proceeds from sale of units	310,000,000
Underwriting discounts	6,200,000	6,200,000
Funds designated for operational use	$ 2,000,000	$ 2,000,000